Financial instruments - Summary of Changes in Fair Value of Level 3 Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Assets:
Beginning balance		¥ 35,293,173
Ending balance		15,683,490		¥ 35,293,173
Liabilities:
Beginning balance		26,783,022
Ending balance		7,169,901		26,783,022
Level 3 of fair value hierarchy [member] | Financial liabilities required to be measured at FVPL [member] | Contingent consideration [member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		25,785		50,343
Net income	[1],[2]	(873)		(3,013)
Other comprehensive income	[1],[3]	1,480		(260)
Purchases		1,271		3,101
Sales and settlements		(10,933)		(24,221)
Others		(181)	[4]	(165)	[5]
Ending balance		16,549		25,785
Level 3 of fair value hierarchy [member] | Financial liabilities designated to be measured at FVPL [member] | Redeemable Non Controlling Interests [Member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		52,963		54,028
Net income	[1],[2]	2,865		(610)
Other comprehensive income	[1],[3]	3,472		(348)
Purchases		20,360		6,199
Sales and settlements		(1,092)		(6,306)
Ending balance		78,568		52,963
Level 3 of fair value hierarchy [member] | Equity Contracts [Member] | Financial liabilities required to be measured at FVPL [member] | Derivatives [member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		118,606
Net income	[1],[2]	(67,174)		121,082
Other comprehensive income	[1],[3]	4,231		(2,476)
Ending balance		55,663		118,606
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		33		20
Net income		(9)
Purchases		26		33
Other		120	[4]	(20)	[5]
Ending balance		170		33
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		111,792		138,848
Net income	[1],[2]	4		9
Other comprehensive income	[1],[3]	(17,509)		(27,065)
Other	[4]	(94,287)
Ending balance				111,792
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		2,849		2,933
Net income	[1],[2]	201		(53)
Purchases		3,551
Sales and settlements		0		(31)
Ending balance		6,601		2,849
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		6,042		5,923
Net income	[1],[2]	74		119
Transfers out of Level 3		(1,808)
Other	[4]	(4,308)
Ending balance				6,042
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		61,068		34,757
Net income	[1],[2]	727		(939)
Other comprehensive income	[1],[3]	70		(452)
Purchases		29,629		48,023
Sales and settlements		(16,921)		(17,628)
Transfers out of Level 3	[6]	0		(2,693)
Other	[4]	(74,573)
Ending balance				61,068
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		48,878		22,008
Net income	[1],[2]	154		(1,605)
Other comprehensive income	[1],[3]	19		37
Purchases		31,207		40,906
Sales and settlements		(4,816)		(12,468)
Transfers out of Level 3		(12,650)
Other	[4]	(62,792)
Ending balance				48,878
Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		66,863		67,355
Net income	[1],[2]	(2,296)		2,580
Other comprehensive income	[1],[3]	399		(94)
Purchases		3,873		35,176
Sales and settlements		(2,302)		(37,968)
Other		(49,891)	[4]	(186)	[5]
Ending balance		16,646		66,863
Level 3 of fair value hierarchy [member] | Equity securities [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		9,678		9,434
Net income	[1],[2]	401		(1,725)
Other comprehensive income	[1],[3]	1		(1)
Purchases		7,067		2,391
Sales and settlements		(160)		(421)
Other	[4]	(1,958)
Ending balance		15,029		9,678
Level 3 of fair value hierarchy [member] | Equity securities [member] | Financial assets designated to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		302,488		249,181
Other comprehensive income	[1],[3]	(11,154)		(16,430)
Purchases		31,126		7,200
Sales and settlements		(3,005)		(2,185)
Transfers out of Level 3	[6]			(1,699)
Other		(503)	[4]	66,421	[5]
Ending balance		318,952		302,488
Level 3 of fair value hierarchy [member] | Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		2,346		2,379
Net income		(2,119)
Other comprehensive income	[1],[3]	20		(33)
Sales and settlements		¥ (247)
Ending balance				¥ 2,346

[1]	For liability items, gains are presented as negative and losses are presented as positive.
[2]	Gains (losses) recognized in net income are included in other operating (income) expense, net, financial income, financial expenses and net income (loss) from discontinued operations in the consolidated statements of income. In connection with the Resolution for the plan regarding the execution of the Partial Spin-off of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, income and loss from the Financial Services business is included in net income (loss) from discontinued operations, which was previously included in financial services revenue in the consolidated statements of income.
[3]	Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, exchange differences on translating foreign operations and other comprehensive income from discontinued operations in the consolidated statements of comprehensive income. In connection with the Resolution for the plan regarding the execution of the Partial Spin-off of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, other comprehensive income from the Financial Services business, which was previously included in changes in equity instruments measured at fair value through other comprehensive income and changes in debt instruments measured at fair value through other comprehensive income in the consolidated statements of comprehensive income, is included in other comprehensive income from discontinued operations.
[4]	This column primarily includes the amount excluded from consolidation as a result of the execution of the Partial Spin-off of the Financial Services business.
[5]	This column primarily includes the amount of equity securities designated to be measured at fair value through other comprehensive income due to a change in the scope of consolidation.
[6]	Certain financial assets were transferred from Level 3 because observable market data became available.